This is filed pursuant to Rule 497(e).

AllianceBernstein Balanced Shares, Inc.
File Nos. 2-10988 and 811-00134.

AllianceBernstein Disciplined Value Fund, Inc.
File Nos. 333-90261 and 811-09687.

AllianceBernstein Growth and Income Fund, Inc.
File Nos. 2-11023 and 811-00126.

AllianceBernstein Real Estate Investment Fund, Inc.
File Nos. 333-08153 and 811-07707.

AllianceBernstein Utility Income Fund, Inc.
File Nos. 33-66630 and 811-07916.

AllianceBernstein Trust
File Nos. 333-51938 and 811-10221

AllianceBernstein Institutional Funds, Inc.
File Nos. 333-37177 and 811-08403.

AllianceBernstein Select Investor Series, Inc.
File Nos. 333-08818 and 811-09176.

The AllianceBernstein Portfolios
File Nos. 33-12988 and 811-05088

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ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT [LOGO] SM


              ALLIANCEBERNSTEIN BLENDED STYLE SERIES

                  ALLIANCEBERNSTEIN VALUE FUNDS
                   AllianceBernstein Value Fund
              AllianceBernstein Small Cap Value Fund
             AllianceBernstein Growth and Income Fund
             AllianceBernstein Disciplined Value Fund
                AllianceBernstein Balanced Shares
              AllianceBernstein Utility Income Fund
          AllianceBernstein Real Estate Investment Fund
            AllianceBernstein International Value Fund
               AllianceBernstein Global Value Fund

              ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS
       AllianceBernstein Premier Growth Institutional Fund
           AllianceBernstein Quasar Institutional Fund
   AllianceBernstein Real Estate Investment Institutional Fund
       AllianceBernstein Special Equity Institutional Fund

             ALLIANCEBERNSTEIN SELECT INVESTOR SERIES
                        Premier Portfolio
                       Technology Portfolio

                 THE ALLIANCEBERNSTEIN PORTFOLIOS
          AllianceBernstein Wealth Appreciation Strategy
            AllianceBernstein Balanced Wealth Strategy
          AllianceBernstein Wealth Preservation Strategy
    AllianceBernstein Tax-Managed Wealth Appreciation Strategy
      AllianceBernstein Tax-Managed Balanced Wealth Strategy AllianceBernstein Tax-Managed Wealth Preservation Strategy

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


Supplement dated November 7, 2003 to:

The Statement of Additional Information dated October 1, 2003 of
AllianceBernstein Blended Style Series, Inc.;

The Statement of Additional Information dated November 1, 2002 as amended November 3, 2003 of AllianceBernstein Balanced Shares,
Inc.;

The Statements of Additional Information dated March 31, 2003, as amended November 3, 2003 of AllianceBernstein Value Fund,
AllianceBernstein Small Cap Value Fund, AllianceBernstein
International Value Fund and AllianceBernstein Global Value Fund of AllianceBernstein Trust and AllianceBernstein Disciplined
Value Fund, Inc;

The Statement of Additional Information dated February 1, 2003, as amended November 3, 2003 of AllianceBernstein Growth and
Income Fund, Inc.;

The Statements of Additional Information dated March 31, 2003 of
AllianceBernstein Real Estate Investment Fund, Inc. and
AllianceBernstein Utility Income Fund, Inc.;

The Statements of Additional Information dated March 1, 2003 as amended March 31, 2003 of AllianceBernstein Premier Growth Institutional Fund, AllianceBernstein Quasar Institutional Fund, AllianceBernstein Real Estate Investment Institutional Fund and AllianceBernstein Special Equity Institutional Fund of AllianceBernstein Institutional Funds, Inc. and Premier Portfolio and Technology Portfolio of AllianceBernstein Select Investor Series, Inc.; and

The Statement of Additional Information dated September 2, 2003 of AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy, AllianceBernstein Wealth Preservation Strategy, AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy, AllianceBernstein Tax-Managed Wealth Preservation Strategy of The AllianceBernstein Portfolios.

All of the funds listed above are hereinafter referred to as the "Funds".

This Supplement replaces information under the heading "Purchase and Sale of Shares" in the Statements of Additional Information.

The Adviser may make cash payments from time to time from its own resources to financial intermediaries in connection with the sale of shares of the Fund. Such payments, which are sometimes referred to as revenue sharing, may be associated with the status of the Fund on a financial intermediary's preferred list of funds or otherwise associated with the financial intermediary's marketing and other support activities, such as client education meetings, relating to the Fund. The Principal Underwriter pays a discount or commission to financial intermediaries in connection with their sale of shares of the Fund, as described above. In addition to this discount or commission, the Principal Underwriter may, from time to time, pay additional cash or other incentives to financial intermediaries in connection with the sale of shares of the Fund. Such cash or other incentives may take the form of payment for attendance by individual registered representatives at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel taken by persons associated with a financial intermediary to locations within or outside the United States.

You should retain this Supplement for future reference.

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SM: This is a service mark used under license from the owner.




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